Summary of Remeasurement of Defined Benefit Plans (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Principal pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	$ (382)	$ 234
Remeasurement gain/(loss) – return on plan assets less interest income	386	128
Change in asset limitation and minimum funding requirement	116
Total	120	362
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) – financial	(24)	15
Total	$ (24)	$ 15